Income Taxes (Future Income Taxes (Recovery) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 26,940	$ 24,193
Less: valuation allowance	(26,940)	(24,193)
Net future tax assets	0	0
SR&ED expenditures
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	2,195	2,071
Income tax loss carryforwards
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	21,783	19,635
Non-refundable investment tax credits
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	1,719	1,719
Share issue costs
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	25	84
Accrued expenses
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	0	0
Fixed and intangible assets
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	970	685
Harmonization credit
Income Taxes Future Recovery Disclosure [Line Items]
Future tax assets gross	$ 248	$ 280